Note 45 Depreciation And Amortisation Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation [Line Items]
Depreciation and amortisation expense	€ 1,328	€ 1,234	€ 1,288
Tangible assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	818	740	781
For own use depreciable assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	501	437	453
Right of use assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	312	299	324
Investment property [member]
Depreciation [Line Items]
Depreciation and amortisation expense	5	3	3
Intanbile assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	€ 510	€ 494	€ 507